General	12 Months Ended
Apr. 30, 2023
Disclosure Of General Information About Financial Statements [Abstract]
General
1.	GENERAL
AMTD Digital Inc. (the “Company”) was incorporated and registered as an exempted company with limited liability in the Cayman Islands under the Companies Act of the Cayman Islands on September 12, 2019. The Company, through its subsidiaries (collectively, the “Group”), is mainly involved in the provision of digital solutions services—financial services, digital solutions services—non financial services, digital media, contents and marketing services and hotel operations, hospitality and very important person (“VIP”) services. The Group also invests in innovative technology companies.
On December 31, 2020, the Company’s immediate holding company, AMTD Group Inc. (formerly known as AMTD Group Company Limited (“AMTD Group”), a private company incorporated in the British Virgin Islands (“BVI”) and L.R. Capital Group Inc. (“LR Capital”) entered into a share repurchase agreement, where AMTD Group has repurchased certain shares previously allotted to LR Capital. From then onwards, AMTD Group became the ultimate holding company of the Company.
On February 23, 2022, AMTD IDEA Group, a company incorporated in the Cayman Islands and a subsidiary of AMTD Group, acquired 82.7% of shares of the Company with a consideration of US$992.8 million which was settled by 67,200,330 newly issued Class A ordinary shares and 51,253,702 newly issued Class B ordinary shares of AMTD IDEA Group. From then onwards, AMTD IDEA Group became the immediate holding company of the Company.
The Company completed its initial public offering on the New York Stock Exchange on July 15, 2022.
As of April 30, 2022 and 2023, the Group’s principal subsidiaries consist of the followings:

Name of principal subsidiaries	Date of incorporation/ acquisition	Place of incorporation/ establishment	Issued and fully paid/ registered share capital ( In dollar amount)	Percentage of shareholdings or voting rights at April 30,		Principal activities
				2022	2023
AMTD Risk Solutions Group Limited (“AMTD RSG”)	August 13, 2004	Hong Kong	HK$300,000	100%	100%	Provision of digital solutions services—financial services and non financial services

AMTD Digital Media Limited	August 13, 2004	Hong Kong	HK$1	100%	100%	Provision of digital solutions services—non financial services

AMTD Principal Investment Solutions Group Limited	July 27, 2016	BVI	US$1	100%	100%	Investment holding

AMTD Direct Investment I Limited	August 29, 2018	BVI	US$1	100%	100%	Investment holding

AMTD Biomedical Investment Limited	July 28, 2017	BVI	US$1	100%	100%	Investment holding

PolicyPal Pte. Ltd. (“PolicyPal”)	August 3, 2020	Singapore	US$70	51%	51%	Provision of digital solutions services—financial services

AMTD Assets Group**	February 6, 2023	Cayman Islands	US$1	—	96.1%	Investment holding

Fine Cosmos Development Limited**	February 6, 2023	Hong Kong	HK$2	—	49%*	Hotel operations, hospitality and VIP services

Name of principal subsidiaries	Date of incorporation/ acquisition	Place of incorporation/ establishment	Issued and fully paid/ registered share capital ( In dollar amount)	Percentage of shareholdings or voting rights at April 30,		Principal activities
				2022	2023

RCC Holdings Limited**	February 6, 2023	Canada	Canada dollar (“CAD”) 73,000,100	—	51%	Hotel operations, hospitality and VIP services

Hotel Versante Limited**	February 6, 2023	Canada	CAD3,500,100	—	51%	Hotel operations, hospitality and VIP services

*
The Group has equity interests and control over Fine Cosmos Development Limited due to the shareholders’ agreement of which the Group has rights to direct decision making of the relevant activities of Fine Cosmos Development Limited and thus Fine Cosmos Development Limited is a subsidiary of AMTD Assets Group.

**
On February 6, 2023, the Company acquired 96.1% of the equity interest of AMTD Assets Group from AMTD Group. The acquisition of AMTD Assets Group and its subsidiaries (“AMTD Assets”) has been accounted for as business combination under common control. See note 14(a) for details.

All of the principal subsidiaries operate predominantly in Asia and Canada.
The above table lists the subsidiaries
of
the Group which principally affected the results or net assets of the Group.
Change in presentation currency
The Directors have elected to change the Group’s presentation currency in the financial statements from Hong Kong dollar (“HK$”) to US$ to better reflect the economic footprint of our business. The directors of the Company believes that the presentation currency change will give investors and other stakeholders a clearer understanding of the Group’s performance over time. The change in presentation currency is a voluntary change which is accounted for retrospectively in the consolidated financial statements and all comparative financial information has been restated accordingly, unless otherwise stated. The change in presentation currency resulted in foreign currency translation adjustment to the Group’s other comprehensive income amounting to a loss of US$
574

and
 US$4,145

for the years ended April 30, 2021 and 2022, respectively. The change in presentation currency resulted in restated exchange reserve of
 US$516

and US$4,715
as of May 1, 2021 and April 30, 2022, respectively.